Schedule of Relating to Operating Lease Activities (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Operating Lease Liabilities
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 131,536	$ 1,023,732	$ 312,160
Amortization of right-of-use assets	495,331	3,861,449	5,929,064
Interest of lease liabilities	18,480	144,066	313,065
Total operating lease expenses	513,811	4,005,515	6,242,129
Cash paid for operating leases	$ 996,455	$ 7,768,065	$ 8,400,960